Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Products	$ 164,918	$ 156,594	$ 125,729
Services	28,413	23,272	16,644
Total revenues	193,331	179,866	142,373
Cost of revenues:
Products	75,040	71,057	53,303
Services	30,490	26,733	19,201
Total cost of revenues	105,530	97,790	72,504
Gross profit	87,801	82,076	69,869
Operating expenses:
Research and development, net	31,464	22,407	21,912
Sales and marketing	36,405	33,573	25,596
General and administrative	26,661	18,498	16,436
Restructuring			321
Total operating expenses	94,530	74,478	64,265
Operating income (loss)	(6,729)	7,598	5,604
Finance income, net	3,498	3,313	1,433
Income (loss) before taxes on income (tax benefit)	(3,231)	10,911	7,037
Taxes on income (tax benefit)	1,552	744	(5,392)
Net income (loss)	$ (4,783)	$ 10,167	$ 12,429
Basic earnings (losses) per share (in Dollars per share)	$ (0.11)	$ 0.27	$ 0.36
Diluted earnings (losses) per share (in Dollars per share)	$ (0.11)	$ 0.26	$ 0.35